Income taxes - Unrecognized tax benefit (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Roll-forward of unrecognized tax benefits
Balance at beginning of the year	¥ 364,866,929	$ 49,986,564	¥ 259,386,286	¥ 120,195,925
Additions for tax positions taken in current year	310,256,632	42,504,984	262,052,034	259,386,286
Reductions for tax positions taken in prior years	(211,667,472)	(28,998,325)	(156,571,391)	(110,342,989)
Settlements	0	0	0	9,852,936
Balance at end of the year	463,456,089	63,493,223	364,866,929	259,386,286
Accrued interest and penalties	9,195,253		4,127,348		$ 1,259,745
Tax impact arising from impairment losses and charge-offs of accounts receivable and contract assets	107,202,546	14,686,688	50,384,562	2,349,049
Unrecognized tax benefits from taxable income tax return	356,253,543		314,482,367	257,037,237	48,806,535
Unrecognized tax benefit that affects the tax rate	102,814,895		102,814,895	0	$ 14,085,583
Interest related to unrecognized tax benefit	¥ 5,067,905	$ 694,300	¥ 2,126,378	¥ 846,825